WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Warrants Disclosure [Abstract]
WARRANTS
11. WARRANTS

Warrant activity for the three months ended March 31, 2014 is as follows:

		Weighted
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual Term In	Intrinsic
	Warrants	Price	Months	Value
Outstanding at December 31, 2013	19,323,406	$0.200	63	$300,000

Granted	-	-	55	-

Exercised	(531,262)	0.104	-	-

Expired or cancelled	-	-	-	-

Outstanding and exercisable at March 31, 2014	18,792,144	$0.197	11-92	$1,878,967

11.	OPTIONS AND WARRANTS

In February 2000, Millennium adopted its 2001 Stock Option Plan ("The 2001 Plan"). The 2001 Plan provides that certain options granted thereunder are intended to qualify as "Incentive Stock Options" (ISO) within the meaning of Section 422A of the United States Internal Revenue Code of 1986, while non-qualified options may also be granted under the Plan. The Plan provided for the grant of options for up to 500,000 shares. The purchase price per common stock deliverable upon exercise of each ISO shall not be less than 100% of the fair market value of the common stock on the date such option is granted. If an ISO is issued to an individual who owns, at the time of grant, more than 10% of the total enhanced voting power of all classes of Millennium’s common stock, the exercise price of such option shall be at least 110% of the fair market value of the common stock on the date of grant and the term of the option shall not exceed five years from the date of grant. The purchase price of shares subject to non-qualified stock options shall be determined by a committee established by the Board of Directors with the condition that such prices shall not be less than 85% of the fair market value of the common stock at the time of grant. Millennium had no options issued pursuant to this Plan as of December 31, 2013 and 2012, respectively.

	December 31, 2013		December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Warrants outstanding - beginning of year	18,190,906	$0.225	7,631,544	$0.404
Warrants exercised	-	-	-	-
Warrants granted	1,140,000	0.185	10,587,500	0.129
Warrants expired	(7,500)	60.000	(28,138)	12,446

Warrants outstanding - end of year	19,323,406	$0.200	18,190,906	$0.225

Warrants price range at end of year	$0.10 - $16.00		$0.10 - $60.00

Warrants price for exercised shares	$0.00		$0.00

The following table summarizes information about fixed-price warrants outstandings

Range of Exercise Prices	Number Outstanding at December 31, 2013	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$0.10	7,500,000	47 Mo’s	$0.10	7,500,000	$0.10
$0.17	8,033,406	92 Mo’s	$0.17	7,533,406	$0.17
$0.20	3,727,500	16 Mo’s	$0.20	3,087,500	$0.20
$16.00	62,500	72 Mo’s	$16.00	62,500	$16.00
$60.00	-		$60.00	7,500	$60.00
	19,323,406			18,190,906

Total compensation cost recognized in the income statement for stock-based employee and directors’ compensation awards was $457,500 and $1,280,679 in 2013 and 2012, respectively.

The cost of all share-based awards to employees, including grants of warrants and restricted stock, is recognized in the financial statements based on the fair value of the awards at grant date. The fair value of the warrant award is determined using the Black-Scholes valuation model on the date of grant. The fair value of the share-based awards is recognized as stock-based compensation expense on a straight-line basis over the requisite service period from the date of grant. As of December 31, 2013, there was approximately $43,125 of total unrecognized compensation cost related to non-vested warrant based compensation arrangements granted under the Company’s compensation plan. The cost is expected to be recognized over a period of 2 years. This expected cost does not include the impact of any future stock-based compensation awards.

In 2012 the Company issued 3,000,000 warrants to an officer. The Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.10, exercise price of $0.10, volatility of 177.45%, term of 5 years, risk free rate of 2.50% and dividend rate of 0%.